Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
REVENUES, NET	$ 62,805,015	$ 62,841,121
COST OF GOODS SOLD	60,340,820	60,426,574
GROSS PROFIT	2,464,195	2,414,547
SELLING EXPENSES	1,139,579	608,820
GENERAL AND ADMINISTRATIVE EXPENSES	1,398,909	1,383,311
TOTAL OPERATING EXPENSES	2,538,488	1,992,131
LOSS (INCOME) FROM OPERATIONS	(74,293)	422,416
OTHER INCOME (EXPENSES):
INTEREST INCOME	50,775	74,990
OTHER INCOME (EXPENSES)	(29,505)	4,431
LOSS (INCOME) BEFORE INCOME TAXES	(53,023)	501,837
PROVISION FOR INCOME TAXES	7,144	15,086
NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(60,167)	486,751
NET LOSS FROM DISCONTINUED OPERATIONS, NET OF TAXES		(2,763,843)
NET LOSS	(60,167)	(2,277,092)
OTHER COMPREHENSIVE INCOME
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	203,378	472,107
COMPREHENSIVE INCOME (LOSS)	$ 143,211	$ (1,804,985)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	5,855,009	5,378,226
Diluted (in Shares)	5,855,009	5,378,226
LOSS PER SHARE:
Basic (in Dollars per share)	$ (0.01)	$ (0.42)
Diluted (in Dollars per share)	$ (0.01)	$ (0.42)